SUBSEQUENT EVENTS (Details Narrative)	2 Months Ended
	Mar. 22, 2023 USD ($) shares	Mar. 22, 2023 CAD ($) shares	May 11, 2023 $ / shares	Feb. 11, 2023 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Warrant exercise price | (per share)					$ 3.80	$ 5.00
Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares			$ 4.25	$ 11.50
Gross proceeds from warrants	$ 5,475,102	$ 7,474,543
Number of warrants exercise | shares	1,758,716	1,758,716